Segment Reporting - Summary of Revenue by Customer Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 40,450	$ 28,400	$ 25,362
France
Disclosure Of Operating Segments [Line Items]
Revenue	7,405	6,060	5,874
Italy
Disclosure Of Operating Segments [Line Items]
Revenue	6,124	2,994	3,150
United States
Disclosure Of Operating Segments [Line Items]
Revenue	3,944	2,636	1,989
Spain
Disclosure Of Operating Segments [Line Items]
Revenue	3,765	2,356	2,105
Turkey
Disclosure Of Operating Segments [Line Items]
Revenue	2,682	1,222	1,714
Austria
Disclosure Of Operating Segments [Line Items]
Revenue	1,835	1,310	927
Brazil
Disclosure Of Operating Segments [Line Items]
Revenue	1,621	1,535	1,186
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	1,500	1,147	1,213
Switzerland
Disclosure Of Operating Segments [Line Items]
Revenue	1,394	1,708	722
Germany
Disclosure Of Operating Segments [Line Items]
Revenue	1,280	1,146	1,140
Other
Disclosure Of Operating Segments [Line Items]
Revenue	$ 8,900	$ 6,286	$ 5,342